Options and restricted share units (Details)					1 Months Ended						12 Months Ended
	Mar. 09, 2022 $ / shares	Apr. 09, 2021	Mar. 16, 2021 $ / shares	Jan. 05, 2021 $ / shares shares	Jun. 22, 2021 $ / shares shares	Jun. 18, 2021	May 17, 2021 $ / shares shares	Mar. 26, 2021 $ / shares shares	Mar. 16, 2021	Feb. 24, 2021 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Options and restricted share units (Details) [Line Items]
Exercise price | $ / shares				$ 3.75	$ 4.2		$ 7.35	$ 7.47		$ 13.92		$ 8.88
Aggregate of common shares (in Shares) | shares				550,164	260,000		430,000	533,333		50,000
Exercise price per share | (per share)	$ 0.0001		$ 9.42	$ 3.75	$ 4.2		$ 7.35	$ 7.47		$ 13.92		6.25
Share price | $ / shares				$ 2.76	$ 4.02		$ 7.86	$ 6.87		$ 13.92		$ 3.78
Stock options on date of grant (in Shares) | shares				550,164	260,000		430,000	533,333		50,000
Estimated price | $ / shares				$ 3.03	$ 3.06		$ 6.09	$ 7.47		$ 12.78
Expected dividend yield				0.00%	0.00%		0.00%	0.00%		0.00%
Expected volatility		143.00%		155.00%	105.00%		105.00%	155.00%	235.00%	155.00%
Risk free interest rate		0.77%		0.39%	0.95%	0.63%	0.95%	0.90%	0.53%	0.73%
Share based compensation expense (in Dollars) | $													$ 7,804,271	$ 1,247,551
Granted shares (in Shares) | shares											1,449,250
Grant date fair value of the RSUs (in Dollars) | $											$ 5,725,262
Stock options [Member]
Options and restricted share units (Details) [Line Items]
Issued and outstanding shares percentage											10.00%
Share based compensation expense (in Dollars) | $											$ 3,296,238